Subsequent events	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Subsequent events
2.5.19 Subsequent events
There has been one capital increase between June 30, 2021 and the date of the approval of the Interim Financial Report. On July 22, 2021, 300,000 new shares were issued to LPC further to the LPC purchase agreement for an amount of €1.0 million ($1.2 million).
There is no other subsequent event that occurred between
six-month
period end as of June 30, 2021 and the date when these condensed consolidated interim financial statements have been authorized by the Board for issuance.